Interest-bearing bank borrowings	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Interest-bearing bank borrowings
17.	Interest-bearing bank borrowings

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Current interest-bearing bank borrowings	38,000	72,953
Non-current interest-bearing bank borrowings	465,155	681,821

Total interest-bearing bank borrowings (Note 30(b))	503,155	754,774

(i)	Current interest-bearing bank borrowings
As of December 31, 2022 and 2023, the current interest-bearing bank borrowings were repayable
within one year or on demand and charged interest rates ranging from 4.5% to 5.5% and 3.5% to 15% per annum, respectively. The borrowings are primarily denominated in RMB.

(ii)	Non-current interest-bearing bank borrowings

As of December 31, 2022 and 2023, the
non-current
interest-bearing bank borrowings charged
interest
rate
s
ranging from 4.2% to 5.5% per annum. The borrowings are primarily denominated in RMB.
The total amount of new banking facility is RMB380.3 million in 2023. The loan is mostly repayable until June 30, 2025, partially repayable until July 1, 2024 and December 25, 2024, which was guaranteed by the parent, NewLink Group and its two subsidiaries.